TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 317,159	$ 243,365
Gross carrying amount
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	324,706	248,419
Allowance for expected credit losses
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ (7,547)	$ (5,054)